Note 5 - Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued litigation and settlements	$ 0	$ 448
Accrued bonuses and compensation	1,780	865
Accrued consulting and outside services	463	360
Total	$ 2,243	$ 1,673